Net borrowings - Schedule of borrowings (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 GBP (£)
Disclosure of detailed information about borrowings [line items]
Bank overdrafts	£ 112			£ 170	£ 211
Bank and other loans	160			367
Credit support obligations	98			180
Fair value adjustment to borrowings current	4			1
Borrowings due within one year	1,862			1,995
Bank and other loans	253			260
Fair value adjustment to borrowings	66			201
Borrowings due after one year	12,865			14,790
Total borrowings before derivative financial instruments	14,727			16,785
Fair value of cross currency interest rate swaps	(154)			(469)
Fair value of foreign exchange swaps and forwards	(15)			(28)
Fair value of interest rate hedging instruments	(63)			(189)
Lease liabilities	363			470
Gross borrowings	14,858			16,569
Less: Cash and cash equivalents	(2,749)			(3,323)	(932)
Net borrowings	£ 12,109			£ 13,246	£ 11,277
Interest rate	2.70%	2.70%	2.70%	2.60%	2.40%
Notional amounts		€ 900	$ 1,000
Proportion of ownership interest in subsidiary	100.00%
Unamortised finance costs	£ 78			£ 86	£ 63
Diageo Investment Corporation
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary	100.00%
€ 775 million 0% bonds due 2020
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	£ 0			711
Interest rate	0.00%	0.00%	0.00%
Notional amounts | €		€ 775
US$ 696 million 4.828% bonds due 2020
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	£ 0			566
Interest rate	4.828%	4.828%	4.828%
Notional amounts | $			$ 696
€ 900 million 0.25% bonds due 2021
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	£ 769			0
Bonds issued long term	£ 0			825
Interest rate	0.25%	0.25%	0.25%
Notional amounts | €		€ 900
US$ 1,000 million 2.875% bonds due 2022(i)
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	£ 719			0
Bonds issued long term	£ 0			812
Interest rate	2.875%	2.875%	2.875%
Notional amounts | $			$ 1,000
US$ 300 million 8% bonds due 2022(i)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 215			243
Interest rate	8.00%	8.00%	8.00%
Notional amounts | $			$ 300
US$ 1,350 million 2.625% bonds due 2023
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 970			1,096
Interest rate	2.625%	2.625%	2.625%
Notional amounts | $			$ 1,350
€ 600 million 0.125% bonds due 2023
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 511			548
Interest rate	0.125%	0.125%	0.125%
Notional amounts | €		€ 600
US$ 500 million 3.5% bonds due 2023
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 360			405
Interest rate	3.50%	3.50%	3.50%
Notional amounts | $			$ 500
US$ 600 million 2.125% bonds due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 431			487
Interest rate	2.125%	2.125%	2.125%
Notional amounts | $			$ 600
€ 500 million 1.75% bonds due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 426			456
Interest rate	1.75%	1.75%	1.75%
Notional amounts | €		€ 500
€ 500 million 0.5% bonds due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 425			456
Interest rate	0.50%	0.50%	0.50%
Notional amounts | €		€ 500
US$ 750 million 1.375% bonds due 2025
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 537			606
Interest rate	1.375%	1.375%	1.375%
Notional amounts | $			$ 750
€ 600 million 1% bonds due 2025
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 510			546
Interest rate	1.00%	1.00%	1.00%
Notional amounts | €		€ 600
€ 850 million 2.375% bonds due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 723			776
Interest rate	2.375%	2.375%	2.375%
Notional amounts | €		€ 850
£ 500 million 1.75% bonds due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 497			496
Interest rate	1.75%	1.75%	1.75%
Notional amounts	£ 500
€ 750 million 1.875% bonds due 2027
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 637			683
Interest rate	1.875%	1.875%	1.875%
Notional amounts | €		€ 750
€ 500 million 1.5% bonds due 2027
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 426			457
Interest rate	1.50%	1.50%	1.50%
Notional amounts | €		€ 500
€ 700 million 0.125% bonds due 2028
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 594			0
Interest rate	0.125%	0.125%	0.125%
Notional amounts	£ 700
US$ 500 million 3.875% bonds due 2028
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 358			404
Interest rate	3.875%	3.875%	3.875%
Notional amounts | $			$ 500
US$ 1,000 million 2.375% bonds due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 711			804
Interest rate	2.375%	2.375%	2.375%
Notional amounts | $			$ 1,000
£ 300 million 2.875% bonds due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 298			298
Interest rate	2.875%	2.875%	2.875%
Notional amounts	£ 300
US$ 1,000 million 2% bonds due 2030
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 714			807
Interest rate	2.00%	2.00%	2.00%
Notional amounts | $			$ 1,000
€ 1,000 million 2.5% bonds due 2032
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 850			911
Interest rate	2.50%	2.50%	2.50%
Notional amounts | €		€ 1,000
US$ 750 million 2.125% bonds due 2032
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 534			603
Interest rate	2.125%	2.125%	2.125%
Notional amounts | $			$ 750
£ 400 million 1.25% bonds due 2033
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 395			0
Interest rate	1.25%	1.25%	1.25%
Notional amounts	£ 400
US$ 400 million 7.45% bonds due 2035(i)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 288			325
Interest rate	7.45%	7.45%	7.45%
Notional amounts | $			$ 400
US$ 600 million 5.875% bonds due 2036
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 427			483
Interest rate	5.875%	5.875%	5.875%
Notional amounts | $			$ 600
US$ 500 million 4.25% bonds due 2042(i)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 356			402
Interest rate	4.25%	4.25%	4.25%
Notional amounts | $			$ 500
US$ 500 million 3.875% bonds due 2043
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 353			£ 400
Interest rate	3.875%	3.875%	3.875%
Notional amounts | $			$ 500